Expense Example, No Redemption {- Fidelity International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund AMCIZ PRO-15 - Fidelity International Real Estate Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor International Real Estate Fund: Class A
Expense Example, No Redemption:
1 Year	$ 690
3 Years	939
5 Years	1,208
10 Years	1,975
Fidelity Advisor International Real Estate Fund: Class M
Expense Example, No Redemption:
1 Year	492
3 Years	806
5 Years	1,145
10 Years	2,101
Fidelity Advisor International Real Estate Fund: Class C
Expense Example, No Redemption:
1 Year	198
3 Years	624
5 Years	1,079
10 Years	2,137
Fidelity Advisor International Real Estate Fund: Class I
Expense Example, No Redemption:
1 Year	94
3 Years	293
5 Years	509
10 Years	1,131
Fidelity Advisor International Real Estate Fund: Class Z
Expense Example, No Redemption:
1 Year	81
3 Years	252
5 Years	439
10 Years	$ 978